Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Period Ended RMB: USD Exchange Rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.119	7.0176	7.296
Period Average RMB: USD Exchange Rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2125	7.2043	7.0533